KRANESHARES TRUST

KraneShares 100% KWEB Defined Outcome January 2026 ETF

KraneShares 90% KWEB Defined Outcome January 2026 ETF

KraneShares Artificial Intelligence and Technology ETF

KraneShares Asia Pacific High Income USD Bond ETF

KraneShares Asia Robotics and Artificial Intelligence Index ETF

KraneShares Bosera MSCI China A 50 Connect Index ETF

KraneShares California Carbon Allowance Strategy ETF

KraneShares China Credit Index ETF

KraneShares China Internet and Covered Call Strategy ETF

KraneShares CICC China 5G & Semiconductor Index ETF

KraneShares CSI China Internet ETF

KraneShares Dynamic Emerging Markets Strategy ETF

KraneShares Eastern US Carbon Strategy ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares Electrification Metals Strategy ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares European Carbon Allowance Strategy ETF

KraneShares Global Carbon Strategy ETF

KraneShares Global EM Revenue Leaders Index ETF

KraneShares Global Luxury Index ETF

KraneShares Hang Seng TECH Index ETF

KraneShares Hedgeye Hedged Equity Index ETF

KraneShares Mount Lucas Managed Futures Index Strategy ETF

KraneShares MSCI All China Consumer Discretionary Index ETF

KraneShares MSCI All China Consumer Staples Index ETF

KraneShares MSCI All China Health Care Index ETF

KraneShares MSCI All China Index ETF

KraneShares MSCI China A Hedged Index ETF

KraneShares MSCI China Clean Technology Index ETF

KraneShares MSCI Emerging Markets ex China Index ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Rockefeller Ocean Engagement ETF

KraneShares S&P Pan Asia Dividend Aristocrats Index ETF

KraneShares SSE STAR Market 50 Index ETF

KraneShares Sustainable Ultra Short Duration Index ETF

KraneShares Value Line® Dynamic Dividend Equity Index ETF

Quadratic Deflation ETF

Quadratic Interest Rate Volatility and Inflation Hedge ETF

(each, a “Fund”)

Supplement dated August 12, 2024 to the currently effective Prospectus and Statement of Additional Information, as each may be supplemented or amended

This supplement provides new and additional information beyond that contained in each Fund’s currently effective Prospectus and Statement of Additional Information.

This supplement should be read in conjunction with each Fund’s Prospectus and Statement of Additional Information, as each may be supplemented or amended.

Effective immediately, the following changes are made to the Prospectus and Statement of Additional Information of each Fund:

1.	For KraneShares 100% KWEB Defined Outcome January 2026 ETF, KraneShares 90% KWEB Defined Outcome January 2026 ETF, KraneShares Artificial Intelligence and Technology ETF, KraneShares Hedgeye Hedged Equity Index ETF, and KraneShares Sustainable Ultra Short Duration Index ETF, the first and second sentences of the seventh paragraph of the “Calculating NAV” section of each Fund’s Prospectus and the first and second sentences of the sixth paragraph of the “Determination of NAV” section of each Fund’s Statement of Additional Information are deleted and replaced with the following:

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price.

2.	For KraneShares Asia Pacific High Income USD Bond ETF, KraneShares Asia Robotics and Artificial Intelligence Index ETF, KraneShares Bosera MSCI China A 50 Connect Index ETF, KraneShares China Credit Index ETF, KraneShares China Internet and Covered Call Strategy ETF, KraneShares CICC China 5G & Semiconductor Index ETF, KraneShares CSI China Internet ETF, KraneShares Dynamic Emerging Markets Strategy ETF, KraneShares Electric Vehicles and Future Mobility Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares Global EM Revenue Leaders Index ETF, KraneShares Global Luxury Index ETF, KraneShares Hang Seng TECH Index ETF, KraneShares Mount Lucas Managed Futures Index Strategy ETF, KraneShares MSCI All China Consumer Discretionary Index ETF, KraneShares MSCI All China Consumer Staples Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares MSCI All China Index ETF, KraneShares MSCI China A Hedged Index ETF, KraneShares MSCI China Clean Technology Index ETF, KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares S&P Pan Asia Dividend Aristocrats Index ETF, KraneShares SSE STAR Market 50 Index ETF and KraneShares Value Line® Dynamic Dividend Equity Index ETF, the first and second sentences of the seventh paragraph of the “Calculating NAV” section of the Prospectus and the “Determination of NAV” section of the Statement of Additional Information are deleted and replaced with the following:

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price.

3.	For KraneShares Global Carbon Strategy ETF, KraneShares European Carbon Allowance Strategy ETF, KraneShares California Carbon Allowance Strategy ETF, KraneShares Eastern US Carbon Strategy ETF, KraneShares Electrification Metals Strategy ETF and KraneShares Rockefeller Ocean Engagement ETF, the second and third sentences of the sixth paragraph of the “Calculating NAV” section of the Prospectus and the first and second sentences of the seventh paragraph of the “Determination of NAV” section of the Statement of Additional Information are deleted and replaced with the following:

Exchange-traded options, except as discussed below for FLEX options, are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price.

4.	For Quadratic Interest Rate Volatility and Inflation Hedge ETF and Quadratic Deflation ETF, the second and third sentences of the sixth paragraph of the “Calculating NAV” section of the Prospectus and the “Determination of NAV” section of the Statement of Additional Information are deleted and replaced with the following:

Exchange-traded options are valued at the mean of their most recent bid and asked price, if available, and otherwise, long positions will be valued at the most-recent bid price, and short positions will be valued at the most-recent ask price.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.